CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - $ / shares	Dec. 31, 2025	May 06, 2025	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023
Authorized share capital (in shares)	2,500,000,000		2,500,000,000		2,500,000,000
Number of shares outstanding at end of period (in shares)	1,011,823,958		1,084,272,191		1,167,888,739
Nominal value (in dollars per share)	$ 1	$ 1	$ 1		$ 1
Total number of shares issued	1,071,994,930	1,162,757,528	1,162,757,528		1,180,536,830
Cancellation of ordinary shares (in shares)		90,762,598		17,779,302
Treasury shares [member]
Number of shares outstanding at end of period (in shares)	60,170,972		78,485,337		12,648,091
Cancellation of ordinary shares (in shares)		(90,762,598)